Stockholders’ Deficit (Details) - USD ($)	Oct. 13, 2021	Jun. 25, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Deficit [Line Items]
Common stock, shares authorized			100,000,000	100,000,000	100,000,000
Common stock, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001
Common stock outstanding			2,283,976	2,283,976	2,283,976
Common stock subject to shares at redemption			1,082,789	2,172,581
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Exchange common stock shares	1.5
Aggregate number of holding shares	2,156,250
Class B Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Sponsor shares		1,437,500
Aggregate price (in Dollars)		$ 25,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock subject to shares at redemption				2,172,851	7,727,686